Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Supplement [Text Block]	pstv_SupplementTextBlock
Pioneer U.S. Corporate High Yield Fund

Important Notice Regarding Change in Investment Policy

Supplement to the Prospectus, Summary Prospectus and Statement of
Additional Information, each dated January 1, 2017

The Board of Trustees of Pioneer U.S. Corporate High Yield Fund has approved changing the fund's name to Pioneer Corporate High Yield Fund. The fund will institute the name change and the following investment policy changes on February 1, 2018.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in below investment grade (high yield) debt of corporate issuers.

In connection with this change:
o      The fund's 15% limitation on investing in securities of non-U.S. issuers is eliminated.
o      References to "debt of U.S. corporate issuers" are replaced with "debt of corporate issuers".
In addition, the following investment policy is revised to clarify that the fund may invest in municipal obligations, subject to the above 80% policy.

The fund may invest in debt securities and other obligations of U.S. and non- U.S. governmental entities, including municipal issuers, as well as corporate and other non-governmental entities.
Pioneer U.S. Corporate High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstv_SupplementTextBlock
Pioneer U.S. Corporate High Yield Fund

Important Notice Regarding Change in Investment Policy

Supplement to the Prospectus, Summary Prospectus and Statement of
Additional Information, each dated January 1, 2017

The Board of Trustees of Pioneer U.S. Corporate High Yield Fund has approved changing the fund's name to Pioneer Corporate High Yield Fund. The fund will institute the name change and the following investment policy changes on February 1, 2018.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in below investment grade (high yield) debt of corporate issuers.

In connection with this change:
o      The fund's 15% limitation on investing in securities of non-U.S. issuers is eliminated.
o      References to "debt of U.S. corporate issuers" are replaced with "debt of corporate issuers".
In addition, the following investment policy is revised to clarify that the fund may invest in municipal obligations, subject to the above 80% policy.

The fund may invest in debt securities and other obligations of U.S. and non- U.S. governmental entities, including municipal issuers, as well as corporate and other non-governmental entities.